NOTES PAYABLE	3 Months Ended
Mar. 31, 2023
Winvest Groups Ltd [Member]
Statement [Line Items]
NOTES PAYABLE

NOTE 5. NOTES PAYABLE

As of March 31, 2023 and December 31, 2022, the balance of notes payable was $46,538 and $-0-, respectively. On February 28, 2023 the company entered in a Paypal Business Loan at an annual interest rate of 19.19%. This facility allows for borrowings up to a maximum of $90,000. The Company initially borrowed $50,000 under this loan agreement and is required to pay $1730.77 per week for 52 weeks until the loan is paid off.